PREPAYMENTS AND OTHER ASSETS (CURRENT) (Details) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
PREPAYMENTS AND OTHER ASSETS (CURRENT)
Prepayments	$ 159,844	$ 139,767
Inventories at the lower of cost and net realizable value	31,865	59,007
Performance bond and deposits	53,456	3,505
Total current prepayments and other assets	$ 245,165	$ 202,279